Intangible Assets - Calculation of Goodwill Impairment (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) $ / oz	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of information for cash-generating units [line items]
Goodwill	$ 116	$ 127	$ 126
Cash-generating units
Disclosure of information for cash-generating units [line items]
Goodwill	116	127	126
Sunrise Dam CGU
Disclosure of information for cash-generating units [line items]
Value in use	750	402	487
Goodwill	$ 108	$ 119	$ 110
Real pre-tax discount rates applied in impairment calculations on CGUs for which the carrying amount of goodwill is significant	8.30%	8.30%	8.80%
First Uranium CGU
Disclosure of information for cash-generating units [line items]
Goodwill			$ 8
Serra Grande CGU
Disclosure of information for cash-generating units [line items]
Carrying Value	104
Value in use	259
Amount by which unit's recoverable amount exceeds its carrying amount	155
Goodwill	$ 8	$ 8	$ 8
Decrease of the long-term real gold price that would cause the recoverable amount of CGU to equal the carrying amount (in dollars per ounce) | $ / oz	1,239
Decrease of the long-term real gold price that would cause the recoverable amount of CGU to equal the carrying amount	15.00%